Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation (Details)	Jun. 30, 2025
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	The shorter of useful life and lease term
Building [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	22 years
Building [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Machines [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Electronic Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture, Fixtures and Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Vehicle [Member]
Summary of Significant Accounting Policies - Schedule of Property and Equipment are Stated at Cost less Accumulated Depreciation [Line Items]
Property, Plant and Equipment, Useful Life	3 years